FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:	/ / (a)

or fiscal year ending:	12/31/15 (b)

Is this a transition report? (Y/N)	N

Is this an amendment to a previous filing? (Y/N)	N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A. Registrant Name:	NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

	B. File Number:	811-07798

	C. Telephone Number:	(212) 576-7000

2.	A. Street:	51 MADISON AVENUE

	B. City: NEW YORK	C. State: NY	D. Zip Code: 10010	Zip Ext:

	E. Foreign Country:		Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)				N

4.	Is this the last filing on this form by Registrant? (Y/N)				N

5.	Is Registrant a small business investment company (SBIC)? (Y/N)				N
[If answer is “Y” (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)				Y
[If answer is “Y” (Yes) complete only items 111 through 132.]

7.	A. Is Registrant a series or multiple portfolio company? (Y/N)				Y
[If answer is “N” (No), go to item 8.]

	B. How many separate series or portfolios did Registrant have at the end of the period?				96

If filing more than one

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For period ending 12/31/15

File number 811-07798

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQURIED EACH TIME THE FORM IS FILED.

Series Number	Series Name	Is this the last filing for this series?
49	MainStay VP Balanced—Initial Class	N
1	MainStay VP Bond—Initial Class	N
3	MainStay VP Cash Management—Initial Class	N
7	MainStay VP Common Stock—Initial Class	N
55	MainStay VP Conservative Allocation—Initial Class	N
4	MainStay VP Convertible—Initial Class	N
2	MainStay VP Cornerstone Growth—Initial Class	N
86	MainStay VP Eagle Small Cap Growth—Initial Class	N
85	MainStay VP Emerging Markets Equity—Initial Class	N
50	MainStay VP Floating Rate—Initial Class	N
6	MainStay VP Government—Initial Class	N
56	MainStay VP Growth Allocation—Initial Class	N
8	MainStay VP High Yield Corporate Bond—Initial Class	N
17	MainStay VP ICAP Select Equity—Initial Class	N
14	MainStay VP Income Builder—Initial Class	N
10	MainStay VP International Equity—Initial Class	N
88	MainStay VP Janus Balanced—Initial Class	N
18	MainStay VP Large Cap Growth—Initial Class	N
103	Mainstay VP Marketfield—Initial Class	N
89	MainStay VP MFS® Utilities—Initial Class	N
11	MainStay VP Mid Cap Core—Initial Class	N
57	MainStay VP Moderate Allocation—Initial Class	N
58	MainStay VP Moderate Growth Allocation—Initial Class	N
90	MainStay VP PIMCO Real Return—Initial Class	N
9	MainStay VP S&P 500 Index—Initial Class	N
91	MainStay VP T. Rowe Price Equity Income—Initial Class	N
87	MainStay VP Unconstrained Bond—Initial Class	N
64	MainStay VP U.S. Small Cap—Initial Class	N
92	MainStay VP Van Eck Global Hard Assets—Initial Class	N

65	AB® VPS International Value Portfolio—Class A	N
62	AB® VPS Small/Mid Cap Value Portfolio—Class A	N
19	Alger Capital Appreciation Portfolio—Class I-2	N
46	American Century Investments® VP Inflation Protection Fund—Class II	N
21	American Century Investments® VP International Fund—Class II	N
22	American Century Investments® VP Value Fund—Class II	N
109	American Funds IS® Global Small Capitalization Fund—Class 2	N
104	American Funds IS® New World Fund®—Class 2	N
93	BlackRock® Global Allocation V.I. Fund—Class III	N
105	BlackRock® High Yield V.I. Fund—Class I	N
110	Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	N
111	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	N
66	Columbia Variable Portfolio—Small Cap Value Fund—Class 2	N
67	Delaware VIP® Diversified Income Series—Standard Class	N
68	Delaware VIP® Emerging Markets Series—Standard Class	N
69	Delaware VIP® International Value Equity Series—Standard Class	N
70	Delaware VIP® Small Cap Value Series—Standard Class	N
71	Delaware VIP® Value Series—Standard Class	N
72	Deutsche Small Cap Index VIP—Class A	N
63	Deutsche Small Mid Cap Value VIP—Class A	N
94	DFA VA Global Bond Portfolio	N
95	DFA VA International Small Portfolio	N
96	DFA VA International Value Portfolio	N
97	DFA VA Short-Term Fixed Portfolio	N
98	DFA VA U.S. Large Value Portfolio	N
99	DFA VA U.S. Targeted Value Portfolio	N
24	Dreyfus IP Technology Growth Portfolio—Initial Shares	N
25	Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	N
26	Fidelity® VIP Contrafund® Portfolio—Initial Class	N
27	Fidelity® VIP Equity-Income Portfolio—Initial Class	N
100	Fidelity® VIP Freedom 2020 Portfolio—Initial Class	N
101	Fidelity® VIP Freedom 2030 Portfolio—Initial Class	N
102	Fidelity® VIP Freedom 2040 Portfolio—Initial Class	N
106	Fidelity® VIP Growth Opportunities Portfolio—Initial Class	N
28	Fidelity® VIP Growth Portfolio—Initial Class	N
29	Fidelity® VIP Index 500 Portfolio—Initial Class	N
30	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	N
31	Fidelity® VIP Mid Cap Portfolio—Initial Class	N
32	Fidelity® VIP Overseas Portfolio—Initial Class	N
74	Invesco V.I. American Value Fund—Series I Shares	N
73	Invesco V.I. Global Real Estate Fund—Series I Shares	N
61	Invesco V.I. International Growth Fund—Series I Shares	N
33	Janus Aspen Enterprise Portfolio—Institutional Shares	N

75	Janus Aspen Forty Portfolio—Institutional Shares	N
35	Janus Aspen Global Research Portfolio—Institutional Shares	N
76	LVIP Baron Growth Opportunities Fund—Service Class	N
79	MFS® International Value Portfolio—Initial Class	N
36	MFS® Investors Trust Series—Initial Class	N
37	MFS® New Discovery Series—Initial Class	N
47	MFS® Research Series—Initial Class	N
77	MFS ® Total Return Bond Series—Initial Class	N
78	MFS® Value Series—Initial Class	N
39	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	N
107	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	N
59	PIMCO VIT Global Bond Portfolio (Unhedged)—Administrative Class	N
60	PIMCO VIT Low Duration Portfolio—Administrative Class	N
52	PIMCO VIT Total Return Portfolio—Administrative Class	N
108	PIMCO VIT Total Return Portfolio—Institutional Class	N
53	Royce Micro-Cap Portfolio—Investment Class	N
80	T. Rowe Price Blue Chip Growth Portfolio	N
81	T. Rowe Price International Stock Portfolio	N
41	T. Rowe Price Limited-Term Bond Portfolio	N
82	T. Rowe Price New America Growth Portfolio	N
83	The Merger Fund VL	N
43	UIF Emerging Markets Debt Portfolio—Class I	N
45	UIF U.S. Real Estate Portfolio—Class I	N
48	Van Eck VIP Multi-Manager Alternatives Fund—Initial Class	Y
84	Victory VIF Diversified Stock Fund—Class A	N

If filing more than one

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For period ending 12/31/15

File number 811-07798

UNIT INVESTMENT TRUSTS

111.	A.	[/]	Depositor Name:

B.	[/]	File Number (If any):

C.	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

111.	A.	[/]	Depositor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code	Zip Ext.:

112.	A.	[/]	Sponsor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

112.	A.	[/]	Sponsor Name:

B.	[/]	File Number (If any):

C.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

If filing more than one

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For period ending 12/31/15

File number 811-07798

113.	A.	[/]	Trustee Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

113.	A.	[/]	Trustee Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

114.	A.	[/]	Principal Underwriter Name:

B.	[/]	File Number: 8-

C.	[/]	City:	State	Zip Code	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

115.	A.	[/]	Independent Public Accountant Name:

B.	[/]	City:	State:	Zip Code:	Zip Ext.:

[/]	Foreign Country:	Foreign Postal Code:

If filing more than one

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For period ending 12/31/15

File number 811-07798

116.	Family of investment companies information:

	A.	[/]	Is Registrant part of a family of investment companies? (Y/N)

Y/N

	B.	[/]	Identify the family in 10 letters: _________________________

(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.	A.	[/]	Is Registrant a separate account of an insurance company? (Y/N)

(Y/N)

If answer is “Y” (Yes), are any of the following types of contracts funded by the Registrant?:

	B.	[/]	Variable annuity contracts? (Y/N)

Y/N

	C.	[/]	Scheduled premium variable life contracts? (Y/N)

Y/N

	D.	[/]	Flexible premium variable life contracts (Y/N)

Y/N

	E.	[/]	Other types of insurance products registered under the Securities Act of 1933? (Y/N)

Y/N

118.	[/]	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119.	[/]	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120.	[/]	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000’s omitted)		$

121.	[/]	State the number of series for which a current prospectus was in existence at the end of the period

122.	[/]	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

If filing more than one

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For period ending 12/31/15

File number 811-07798

123.	[/] State the total value of the additional units considered in answering item 122 ($000’s omitted)	$

124.	[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted)	$

125.	[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)		$14,296

126.	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)	$

127.	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

	Number of Series Investing	Total Assets ($000’s omitted)		Total Income Distributions ($000’s omitted)
A. U.S. Treasury direct issue		$		$

B. U.S. Government agency		$		$

C. State and municipal tax-free		$		$

D. Public utility debt		$		$

E. Brokers or dealers debt or debt of brokers’ or dealers’ parent		$		$

F. All other corporate intermed. & long- term debt		$		$

G. All other corporate short-term debt		$		$

H. Equity securities of brokers or dealers or parents of brokers or dealers		$		$

I. Investment company equity securities		$		$

J. All other equity securities	96		$2,362,840	$

K. Other securities		$		$

L. Total assets of all series of registrant	96		$2,362,840	$

If filing more than one

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For period ending 12/31/15

File number 811-07798

128	[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

Y/N

129	[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

Y/N

130.	[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

Y/N

131.	Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)	$13,267

132.	[/] List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-
811-	811-	811-	811-	811-

133.	If the Registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

	A.	Name of the issuer;

	B.	Exchange ticker symbol;

	C.	CUSIP number;

	D.	Total number of shares or, for debt securities, principal amount divested;

E.	Date(s) that the securities were divested;

F.	If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

G.	Name of statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This item 133 shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Signature Page

For period ending 12/31/15

File number 811-07798

This report is signed on behalf of the Registrant, New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account – I, in the City of New York, in the State of New York, on the 19th day of February, 2016.

New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account-I

By:	/s/ ROBERT M. GARDNER
Robert M. Gardner
Vice President and Controller

Witness:

/s/ EDWARD MILLAY
Edward Millay
Vice President